Financing (Other) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt, maturities, repayments of principal in next twelve months	$ 72
Long-term debt, maturities, repayments of principal in year two	1,402
Long-term debt, maturities, repayments of principal in year three	6
Long-term debt, maturities, repayments of principal in year four	506
Long-term debt, maturities, repayments of principal in year five	754
Long-term debt, maturities, repayments of principal after year five	733
Interest paid	$ 118	$ 151	$ 150